Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 1,192,100,000	$ 1,062,700,000
EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative Services Fees	800,000
EBP, Employer, Common Stock [Member] | EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, Excluding Plan Interest in Master Trust, Cost	16,100,000	14,800,000
Investments, at fair value	21,200,000	24,400,000
Investment Acquired, Excluding Plan Interest in Master Trust, Current Value	5,600,000	4,800,000
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Current Value	$ 5,400,000	$ 6,300,000